Share-Based Compensation (Details) - Schedule of the summary of fair value using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the summary of fair value using the Black-Scholes option pricing model [Abstract]
Weighted average grant-date fair value per option granted (in Dollars per share)	$ 0.79	$ 0.79
Expected option term	3 years 3 months 18 days	3 years 3 months 18 days
Expected volatility factor	90.50%	98.10%
Risk-free interest rate	1.50%	1.60%
Expected annual dividend yield